Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Anti-dilutive Securities
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	As of June 30,
	2021	2020
Unvested restricted incentive shares and units	1,105,300	663,917
Share options	6,499,436	5,931,211
Total	7,604,736	6,595,128